Offerings	May 28, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.0001 per share
Amount Registered | shares	3,047,500
Proposed Maximum Offering Price per Unit	4.00
Maximum Aggregate Offering Price	$ 12,190,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,683.44
Offering Note	Calculated pursuant to Rule 457(o) under the Securities Act, based on an estimate of the proposed maximum aggregate offering price.

Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional Class A ordinary shares as may be issued after the date hereof as a result of share sub-divisions, share capitalization or similar transactions.

Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.0001 per share
Amount Registered | shares	4,600,000
Proposed Maximum Offering Price per Unit	4.00
Maximum Aggregate Offering Price	$ 18,400,000.00
Amount of Registration Fee	$ 2,541.04
Offering Note	Estimated solely for the purpose of determining the amount of registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). Includes the offering price attributable to additional Class A ordinary shares that the underwriters have the option to purchase to cover over-allotments, if any.

Calculated pursuant to Rule 457(o) under the Securities Act, based on an estimate of the proposed maximum aggregate offering price.

Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional Class A ordinary shares as may be issued after the date hereof as a result of share sub-divisions, share capitalization or similar transactions.

Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares, par value $0.0001 per share
Amount Registered | shares	1,909,313
Proposed Maximum Offering Price per Unit	4.00
Maximum Aggregate Offering Price	$ 7,637,252.00
Amount of Registration Fee	$ 1,054.70
Offering Note	Represents shares being sold by the selling shareholder, based on the proposed maximum aggregate public offering price.

Calculated pursuant to Rule 457(o) under the Securities Act, based on an estimate of the proposed maximum aggregate offering price.

Pursuant to Rule 416 under the Securities Act, the securities being registered hereunder include such indeterminate number of additional Class A ordinary shares as may be issued after the date hereof as a result of share sub-divisions, share capitalization or similar transactions.